5. EQUITY TRANSACTIONS (Details - Stockbased Compensation) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Total Stock-Based Compensation	$ 202,844	$ 416,481
Stock Options
Total Stock-Based Compensation	$ 202,844	$ 416,481